Note 3 - Summary of Significant Accounting Policies: Accounts Receivable (Policies)	6 Months Ended
Feb. 28, 2015
Policies
Accounts Receivable

Accounts Receivable

Accounts receivable primarily consists of receivables from undeposited funds from the Company’s credit card processor, third party gift card distributors, payroll-related tax receivables, vendor rebates and receivables arising from the normal course of business from catering sales. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable based on a specific review of account balances. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recoverability is considered remote.